Financial Income, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income, Net
Finance income	€ 820	€ 3,123	€ 1,473
Thereof gains from financial assets at fair value through profit or loss	608	3,067	1,360
Finance costs	(2,205)	(949)	(697)
Thereof losses from financial assets at fair value through profit or loss	(1,802)	(654)	(342)
Thereof interest expense from financial liabilities at amortized cost	(208)	(160)	(179)
Thereof interest expense from financial liabilities at fair value through profit or loss	(69)	(50)	(76)
Financial income, net	€ 1,385	€ (2,174)	€ (776)